     As filed with the Securities and Exchange Commission on August 28, 2003
                                                    1933 Act File No. 333-104735


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


  [__] Pre-Effective Amendment No. _______ [ X ] Post-Effective Amendment No. 1


                              MFS(R) SERIES TRUST I
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)
        Registrant's Telephone Number, Including Area Code: 617-954-5000

                                  -------------

                             Stephen E. Cavan, Esq.
                    Massachusetts Financial Services Company,
                               500 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                  -------------

                  Approximate Date of Proposed Public Offering:

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).


Title of Securities Being Registered: Class A, Class B, Class C and Class I shares of beneficial interest in the series of the Registrant designated Technology Fund.


NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.
================================================================================


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                             MFS(R) TECHNOLOGY FUND


                       CONTENTS OF REGISTRATION STATEMENT

    This Registration Statement contains the following papers and documents:

              o Cover Sheet
              o Contents of Registration Statements
              o Part A - Prospectus/Proxy Statement*
              o Part B - Statement of Additional Information*
              o Part C - Other Information
              o Signature Page
              o Exhibits

     * Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-104735 on April 24, 2003 and subsequently filed in definitive form pursuant to Rule 497.

     This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the definitive Plan of Reorganization (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of MFS Global
     Telecommunications Fund into MFS Technology Fund, each a series of the Registrant.


                                    FORM N-14
                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on December 27, 2002 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS

         1   (a)  Amended and Restated Declaration of Trust, dated January 1,
                  2002. (4)

             (b) Amendment, dated April 18, 2002, to the Amended and Restated Declaration of Trust - Designation of New 529 Classes. (4)

             (c)  Amendment, dated October 17, 2002, to the Declaration of Trust
                  - Designation of New Class R Shares for MFS Core Growth Fund, MFS New Discovery Fund, MFS Research Growth and Income Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Technology Fund and MFS Value Fund. (19)

         2 Amended and Restated By-Laws, dated January 1, 2002 as revised September 18, 2002. (16)

         3        Not Applicable.


         4        Plan of Reorganization; filed herewith.


         5        Form of Share Certificate for Classes of Shares.  (3)

         6        Investment Advisory Agreement for the Trust, dated January 1,
                  2002. (4)

         7   (a)  Distribution Agreement, dated January 1, 1995. (1)

             (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD"), and a dealer, and the Mutual Fund Agreement between MFS and a bank effective April 6, 2001. (14)

         8   (a)  Retirement Plan for Non-Interested Person Trustees, as
                  amended and restated February 10, 1999. (2)

             (b) Amendment, dated July 1, 2002, to Master Retirement Plan for Non-Interested Trustees. (19)

             (c)  Retirement Benefit Deferral Plan, dated July 1, 2002. (15)

             (d) Amended and Restated Trustee Fee Deferral Plan for MFS Strategic Growth Fund, dated December 11, 2001. (18)

         9    (a) Master Custodian Agreement between Registrant and State
                  Street Bank and Trust Company, dated July 2, 2001. (13)

             (b) Global Custodian Contract between Registrant and Chase Manhattan Bank, dated July 2, 2001. (13)


             (c) Exhibit A, revised May 2, 2003, to the Master Custodian Contract and the Global Custody Agreement. (22)


             (d) Amendment No. 1, dated September 30, 2002, to the Master Custodian Agreement with State Street Bank & Trust Company.
                  (16)

         10 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997, and Amended and Restated October 16, 2002. (5)


         11       Opinion of James R. Bordewick, Jr. including consent.  (21)

         12 Opinion of Kirkpatrick & Lockhart, LLP as to tax matters, including consent; filed herewith.


         13  (a)  Shareholder Servicing Agreement, dated September 10, 1986.

             (b) Amendment to Shareholder Servicing Agent Agreement, dated April 1, 1999 to amend fee schedule. (9)

             (c)  Exchange Privilege Agreement, dated July 30, 1997. (6)

             (d) Dividend Disbursing Agency Agreement, dated September 10, 1986. (8)

             (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (7)

             (f) Exhibit A, dated September 18, 2002, to the Amended and Restated Master Administrative Services Agreement. (12)

             (g) Master 529 Administrative Service Agreement, dated August 1, 2002. (5)

             (h) Addendum to the Master 529 Administrative Services Agreement, dated October 16, 2002. (5)


         14 Consent of Ernst & Young LLP, independent accountants to MFS Global Telecommunications Fund and MFS
                  Technology Fund.  (21)


         15       Not Applicable.

         16  (a)  Power of Attorney, dated January 1, 2002.  (4)

             (b)  Power of Attorney, dated August 1, 2002. (10)

             (c)  Power of Attorney, dated September 18, 2002. (17)


             (d) Power of Attorney, dated April 1, 2003. (21)


         17  (a)  MFS Technology Fund Prospectus and Statement of Additional
                  Information, dated January 1, 2003. (19)

             (b) MFS Technology Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2002. (11)

             (c) MFS Technology Fund's Semi-Annual Report to Shareholders for the six months ended February 28, 2003. (20)

             (d) MFS Global Telecommunications Fund Prospectus and Statement of Additional Information, dated January 1, 2003. (19)

             (e) MFS Global Telecommunications Fund's Semi-Annual Report to Shareholders for the fiscal year ended August 31, 2002. (11)

             (f) MFS Global Telecommunications Fund's Semi-Annual Report to Shareholders for the six months ended February 28, 2003. (20)
---------------------

(1) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.
(2) Incorporated by reference to MFS(R) Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 40 filed with the SEC via EDGAR on July 30, 2002.
(5) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(6) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.
(7) Incorporated by reference to MFS(R)Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
(9) Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed with the SEC via EDGAR on October 29, 1999.
(10) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(11) Incorporated by reference to Registrant's Form N-30D (File Nos. 33-7638 and 811-4777) filed with the SEC via EDGAR on October 21, 2002.
(12) Incorporated by reference to MFS Series Trust VI (File Nos. 33-34502 and 811-6102) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.
(13) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(14) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(15) Incorporated by reference to Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 45 filed with the SEC via EDGAR on August 28, 2002.
(16) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002.
(17) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on September 27, 2002.
(18) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 70 filed with the SEC via EDGAR on March 26, 2002.
(19) Incorporated by reference to Registrant's Post-Effective Amendment No. 41 filed with the SEC via EDGAR on December 27, 2002.
(20) Incorporated by reference to Registrant's Form N-30D (File Nos. 33-7638 and 811-4777) filed with the SEC via EDGAR on April 21, 2003.

(21) Incorporated by reference to the Registrant's Form N-14 (File No. 333-104735) filed with the SEC via EDGAR on April 24, 2003.
(22) Incorporated by reference to MFS Series Trust VI (File No. 333-105502) Post-Effective Amendment No. 1 to Form N-14 filed with the SEC via EDGAR on August 28, 2003.


ITEM 17. UNDERTAKINGS

         (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (c) The Registrant agrees to file an executed copy of an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

         A copy of the Amended and Restated Declaration of Trust, as amended, of MFS Series Trust VIII, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of August, 2003.


                                  MFS SERIES TRUST I,
                                   on behalf of one of its series,
                                   MFS Technology Fund

                                  By:   JAMES R. BORDEWICK, JR.
                                        ---------------------------------------
                                        James R. Bordewick, Jr.
                                        Assistant Clerk and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on August 28, 2003.


             SIGNATURE                 TITLE
             ---------                 -----

JEFFREY L. SHAMES*                Chairman and Trustee
----------------------------
Jeffrey L. Shames



JOHN W. BALLEN*                   President (Principal Executive Officer)
----------------------------
John W. Ballen



RICHARD M. HISEY*                 Principal Financial Officer and Accounting
----------------------------        Officer
Richard M. Hisey


LAWRENCE H. COHN*                 Trustee
----------------------------
Lawrence H. Cohn


WILLIAM R. GUTOW*                 Trustee
----------------------------
William R. Gutow


J. ATWOOD IVES*                   Trustee
----------------------------
J. Atwood Ives


ABBY M. O'NEILL*                  Trustee
----------------------------
Abby M. O'Neill


KEVIN R. PARKE*                   Trustee
----------------------------
Kevin R. Parke


LAWRENCE T. PERERA*               Trustee
----------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                Trustee
----------------------------
William J. Poorvu


J. DALE SHERRATT*                 Trustee
----------------------------
J. Dale Sherratt


ELAINE R. SMITH*                  Trustee
----------------------------
Elaine R. Smith


WARD SMITH*                       Trustee
----------------------------
Ward Smith
                                  *By:  JAMES R. BORDEWICK, JR.
                                        -----------------------
                                  Name:     James R. Bordewick, Jr.
                                            as Attorney-in-fact


                                  Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 40, filed with the SEC via EDGAR on July 30, 2002; a Power of Attorney dated August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44, filed with the SEC via EDGAR on August 1, 2002; a Power of Attorney dated May 20, 2003; incorporated by reference to MFS Series Trust VI (File No. 333-105502) on Form N-14 filed with the SEC via EDGAR on May 23, 2003.

                                  EXHIBIT INDEX


Exhibits                Description                                  Page


    4               Plan of Agreement.


   12               Opinion of Kirkpatrick & Lockhart, LLP